OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

October 12, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:	Oppenheimer Diversified Alternatives Fund File No; 811-22760

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Oppenheimer Diversified Alternatives Fund (the “Fund”), an investment company organized as a Delaware business trust.  This filing consists of the documents comprising the Fund’s initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the Fund have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about December 15, 2012.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Ari S. Gabinet, Esq.
Lori E. Bostrom, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond